Note 5 - Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	(in thousands)
	2018	2017

Residential real estate	$119,842	$121,418
Commercial	391,752	335,820
Agriculture	43,324	44,510
Consumer	6,696	4,664
Total loans and leases	$561,614	$506,412

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2017	$501	$1,746	$545	$43	$2,835
Provision (credit) for loan and lease losses	(3)	417	8	28	450
Losses charged off	(21)	(114)	(52)	(10)	(197)
Recoveries	57	306	75	1	439
Balance at December 31, 2018	$534	$2,355	$576	$62	$3,527
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2016	$896	$1,876	$542	$31	$3,345
Provision (credit) for loan and lease losses	(424)	9	34	31	(350)
Losses charged off	(63)	(553)	(45)	(28)	(689)
Recoveries	92	414	14	9	529
Balance at December 31, 2017	$501	$1,746	$545	$43	$2,835
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2015	$893	$2,540	$373	$28	$3,834
Provision (credit) for loan and lease losses	55	(969)	160	4	(750)
Losses charged off	(86)	(12)	(52)	(10)	(160)
Recoveries	34	317	61	9	421
Balance at December 31, 2016	$896	$1,876	$542	$31	$3,345

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2018
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$63	$65	$-	$-	$128
Collectively evaluated for impairment	471	2,290	576	62	3,399
Total allowance for loan and lease losses	$534	$2,355	$576	$62	$3,527

Loans and leases:
Individually evaluated for impairment	$361	$970	$-	$-	$1,331
Acquired with deteriorated credit quality	-	226	70	-	296
Collectively evaluated for impairment	80,269	353,250	119,771	6,697	559,987
Total ending loans and leases balance	$80,630	$354,446	$119,841	$6,697	$561,614
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2017
Allowance for loan and lease losses:
Collectively evaluated for impairment	$501	$1,746	$545	$43	$2,835
Total allowance for loan and lease losses	$501	$1,746	$545	$43	$2,835

Loans and leases:
Acquired with deteriorated credit quality	$-	$984	$194	$-	$1,178
Collectively evaluated for impairment	68,072	311,274	121,224	4,664	505,234
Total ending loans and leases balance	$68,072	$312,258	$121,418	$4,664	$506,412

Impaired Financing Receivables [Table Text Block]
	(in thousands)
	2018	2017	2016

Balance at beginning of year	$-	$1,018	$1,371
Provision (credit) for loan and lease losses	128	(865)	(1,155)
Loans charged off	-	(414)	-
Recoveries	-	261	802
Balance at end of year	$128	$-	$1,018

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	(in thousands)
	2018		2017
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Commercial	$24	$-	$-	$-
Commercial and multi-family real estate	719	-	-	-
Agriculture	216	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
With an allowance recorded:
Commercial	121	63	-	-
Commercial and multi-family real estate	251	65	-	-
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$1,331	$128	$-	$-

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	(in thousands)
	2018			2017
	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$121	$-	$24	$532	$60	$27
Commercial real estate	754	-	228	1,411	-	257
Agricultural real estate	216	-	-	233	-	-
Agriculture	-	-	-	-	-	-
Consumer	-	-	-	-	-	-
Residential:
1 – 4 family	354	161	372	591	110	428
Home equity	-	-	-	-	-	-
Total	$1,445	$161	$624	$2,767	$170	$712

Past Due Financing Receivables [Table Text Block]
	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2018
Commercial	$482	$-	$-	$482	$68,503	$68,985
Commercial real estate	580	-	155	735	322,032	322,767
Agriculture	-	-	-	-	11,645	11,645
Agricultural real estate	7	-	241	248	31,431	31,679
Consumer	4	-	-	4	6,692	6,696
Residential real estate	2,471	371	278	3,120	116,722	119,842
Total	$3,544	$371	$674	$4,589	$557,025	$561,614
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2017
Commercial	$419	$34	$60	$513	$55,410	$55,923
Commercial real estate	636	354	631	1,621	278,276	279,897
Agriculture	-	145	-	145	12,318	12,463
Agricultural real estate	25	-	-	25	32,022	32,047
Consumer	1	-	-	1	4,663	4,664
Residential real estate	3,418	195	392	4,005	117,413	121,418
Total	$4,499	$728	$1,083	$6,310	$500,102	$506,412

Financing Receivable Credit Quality Indicators [Table Text Block]
	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated

2018
Commercial	$79,179	$-	$1,451	$-	$-
Commercial and multi- family real estate	346,580	4,755	3,111	-	-
Residential 1 - 4 family	10,461	-	-	-	109,381
Consumer	-	-	-	-	6,696
Total	$436,220	$4,755	$4,562	$-	$116,077
	Pass	Special Mention	Substandard	Doubtful	Not rated

2017
Commercial	$47,054	$-	$1,845	$-	$19,173
Commercial and multi- family real estate	234,428	2,344	3,868	-	71,618
Residential 1 - 4 family	11,637	-	174	-	109,607
Consumer	-	-	-	-	4,664
Total	$293,119	$2,344	$5,887	$-	$205,062

Schedule of the Performance of the Loan Portfolio [Table Text Block]
	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2018
Performing	$-	$-	$109,103	$6,696
Nonperforming	-	-	278	-
Total	$-	$-	$109,381	$6,696
	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2017
Performing	$19,113	$70,987	$109,214	$4,664
Nonperforming	60	631	393	-
Total	$19,173	$71,618	$109,607	$4,664

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2018
Residential Real Estate	$2	$140	$-

Schedule of Loans Acquired in Acquisition [Table Text Block]
	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2018	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2017	$89,151	$(2,066)	$87,085
Change due to payments received	(14,314)	513	(13,801)
Balance at December 31, 2018	$74,837	$(1,553)	$73,284
Purchased Impaired Loans and Leases
Balance at December 31, 2017	$1,588	$(674)	$914
Change due to payments received	(1,072)	421	(651)
Balance at December 31, 2018	$516	$(253)	$263
	Contractual
	Principal	Accretable	Carrying
2017	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at acquisition	$96,914	$(2,273)	$94,641
Change due to payments received	(7,763)	207	(7,556)
Balance at December 31, 2017	$89,151	$(2,066)	$87,085
Purchased Impaired Loans and Leases
Balance at acquisition	$1,588	$(674)	$914
Balance at December 31, 2017	$1,588	$(674)	$914
	The Ohio State Bank
	(in thousands)

	Contractual
	Principal	Accretable	Carrying
2018	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2017	$25,509	$(929)	$24,580
Change due to payments received	(6,466)	271	(6,195)
Balance at December 31, 2018	$19,043	$(658)	$18,385
Purchased Impaired Loans and Leases
Balance at December 31, 2017	$496	$(232)	$264
Change due to payments received	(232)	(31)	(263)
Change due to loan charge-offs	(68)	100	32
Balance at December 31, 2018	$196	$(163)	$33
	Contractual
	Principal	Accretable	Carrying
2017	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2016	$34,416	$(1,476)	$32,940
Change due to payments received	(8,907)	547	(8,360)
Balance at December 31, 2017	$25,509	$(929)	$24,580
Purchased Impaired Loans and Leases
Balance at December 31, 2016	$1,520	$(896)	$624
Change due to payments received	(465)	176	(289)
Balance at December 31, 2017	$496	$(232)	$264

Schedule of Related Party Loans [Table Text Block]
	(in thousands)
	2018	2017	2016
Beginning of year	$491	$370	$63
Additions	952	300	630
Repayments	(72)	(179)	(323)
End of year	$1,371	$491	$370